Exhibit 99.2 Schedule 10

Loan Level Exceptions

Run Date - 4/17/2023

Recovco Loan ID	Loan #1	Loan id	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
AMEJIXCJZWB	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
ATJ4CRWVNJP	XX	XX	XX	SD 2023-1 - Compliance	3	2	1	1	3	1	1	2	*** (OPEN) TRID - Zero tolerance violation - EV 2
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the discount points on 8/XX/2016 was not accepted because a valid reason. A cost to cure in the amount of $3,174.54 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
35XJGOIAVUC	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
PHIIP3KQGKR	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
XCE1DPGB0T0	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
DS5ZKR2D40K	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
JGIDRCLS0CI	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
OXHGO4231YQ	XX	XX	XX	SD 2023-1 - Compliance	3	2	1	1	3	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT: The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ) The finance charge is $XX. The disclosed finance charge of $XX is not considered accurate because it is understated by more than $100.The loan is understated by $775.91. The following fees were included in the calculation: Flood Certification $10.65, MERS $11.95, Mortgage Broker Fee $4,047.56, Tax Service$93.89, Title CPL $25.00, Title Settlement $865.00. The defect can be cured by reimbursing the consumer or providing informaton as to why the violation is invalid. The statute of limitation has expired.

*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date, 11/XX/2019. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR  1002.14(a)(1))

*** (CURED) TRID Total of Payments  - EV R
																	COMMENT: This loan failed the TRID total of payments test. ( 12 CFR §1026.18(o)(1) ) The total of payments is $XX. The disclosed total of payments of $XX is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy. A cost to cure in the amount of $775.90 is required. The Total of Payments Calculations includes the following: Principal $147,183.99, Interest $102,118.58, Mortgage Insurance $25,864.44, and Loan Costs $ 9,111.47. The defect can be cured by reimbursing the consumer or providing information as to the reason the violation is not valid. If curing with a reimbursement, the following documents are required: LOE to consumer, copy of the refund, and proof of delivery. The statute of limitation has expired.
EDOTKVZ4S4Z	XX	XX	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
																COMMENT: The transaction funded prior to consummation. Per the CD issued 12/XX/2019, the transaction funded on 12/XX/2019; however, consummation took place on 12/XX/2019. The defect can be resolved by providing the true funding date. The Statute of Limitations has expired.
3AC5DFOF0HH	XX	XX	XX	SD 2023-1 - Compliance	3	2	1	1	3	1	1	2	*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 12/6/19 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 12/XX/19. If disclosure was delivered electronically, the E-consent is required as well.
YGR0RCKVETC	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
1U5NDCRHOKB	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
FZ1XLMVKNRO	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
H2DA444LCBB	XX	XX	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																	COMMENT: The Title Fees (Closing/Settlement/Attorney, Lender Title Insurance, Lien Search, Recording Service, Sales Tax, Bankruptcy Search, Patriot Search, Title Search, and Title Endorsement) were included in Section B of the CD issued on 11/XX/2019, 11/XX/2019, and 1/XX/2020. However, the fees should have been entered under Section C.
4RSMKVASPZI	XX	XX	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																	COMMENT: There is no clear evidence of an initial application date in the file. The earliest 1003 in the file was prepared 12/XX/2019; however, the file contains documents dated prior to this date. Auditor is unable to determine the true initial application date and therefore, can't determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure.
0PA0REJK4KS	XX	XX	XX		SD 2023-1 - Compliance		2	2	1	1	2	1	1	2		*** (OPEN) Missing TRID RESPA Disclosures - EV 2 COMMENT: The Title Fees were included in Section B of the CD issued on 3/XX/2022 . However, the fee should have been entered under Section C.
TWED3VFRM35	XX	XX	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (OPEN) TRID- SPL late - EV 3
COMMENT:   The Service Provider List issued on 12/XX/2020 was not disclosed within 3 days of the application date, 11/XX/2020. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.

*** (CURED) TRID - 10% tolerance violation - EV R
																	COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the SPL was late, fees in Section C were subject to 10% tolerance. The changes resulted in threshold to go above allowable tolerance. A cost to cure in the amount of $421.80 is required. The defect may be resolved by providing the missing document, reimbursing the consumer, or providing a valid reason for the increases. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the statement from the consumer stating the cash is to be used for business purpose may cure the violation. The statute of limitation has expired.
EC0GI1V5HZU	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
1RO40M5QVT5	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
LGMDVMKHSSB	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
OPGTVC5CD5L	XX	XX	XX		SD 2023-1 - Compliance		2	2	1	1	2	1	1	2		*** (OPEN) Application on/after 2010 and Service Provider List is Missing - EV 2 COMMENT: The Service Provider list is missing.
MB3UWWBY52K	XX	XX	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ). The lender credit decreased on the CD issued on 12/XX/2019 without a valid reason. A cost to cure in the amount of $1.58 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.

*** (OPEN) TRID - SPL missing - EV 2
																COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
0G2WDQQ4E5X	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
UKVUA4VYGQL	XX	XX	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) TRID - Zero tolerance violation - EV 2
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within 3-business days: Appraisal Fee. The change occurred on 9/XX/2017; however, the disclosure was not issued until 10/6/2017. A cost to cure in the amount of $150.00 is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.
4F0VYQIB0IX	XX	XX	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) TRID - Zero tolerance violation - EV 2
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The increase to the following fee was not accepted because the change was not disclosed within 3-business days: Appraisal Re-Inspection Fee. The changes occurred on 9/XX/2019 and 10/XX/2019; however, the disclosure was not issued until 11/XX/2019. A cost to cure in the amount of $150 is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.
LL3RSYJP0F3	XX	XX	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report. The transaction is the purchase of a primary residence.  The Statute of limitations has expired

*** (OPEN) TRID - Zero tolerance violation - EV 2
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fees on 3/XX/2019 was not accepted because a valid change of circumstance was not provided: Points - Loan Discount Fee. A cost to cure in the amount of $518.06 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The transaction is the purchase of a primary residence. The Statute of limitations has expired
GRKMPD42LEP	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
VCSN4TZVKLN	XX	XX	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) TRID - SPL missing - EV 2
COMMENT:   The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued 9/XX/2019 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 9/XX/2019. If disclosure was delivered electronically, the E-consent is required as well. The statute of limitation has expired.

*** (OPEN) TRID- Initial LE timing fail - EV 2
																COMMENT: The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer. The statute of limitation has expired.
5EOCXHHZZ31	XX	XX	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, 10/XX/2020.

*** (OPEN) TRID - SPL missing - EV 2
COMMENT:   The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

*** (OPEN) TRID- Initial LE timing fail - EV 2
																COMMENT: The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on 12/2/2020 was not disclosed within 3 days of the application date, 10/XX/2020. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure. The statute of limitation has expired.
IDDVJQRHOPJ	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
2KRYCGVRMJL	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
WYMWDLS3T24	XX	XX	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) TRID - 10% tolerance violation - EV 2
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the SPL was missing, fees in Section C were subject to 10% tolerance.  The changes resulted in threshold to go above allowable tolerance.  A cost to cure in the amount of $226.40 is required. The defect may be resolved by providing the missing document, reimbursing the consumer, or providing a valid reason for the increases. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.

*** (OPEN) TRID - SPL missing - EV 2
																COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL. The statute of limitation has expired.
R4XHFEK4GFZ	XX	XX	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 4/XX/2019 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 4/XX/2019. If disclosure was delivered electronically, the E-consent is required as well. The statute of limitation has expired.
5P53CP3QFQV	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
WWU2PKAMWC5	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
LSRZLSRH2I5	XX	XX	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report. The transaction is the purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) Evidence of Appraisal delivery - EV 2
COMMENT:   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer  at least 3-business days prior to the consummation date, 11/XX/2019. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR  1002.14(a)(1)). The transaction is the purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent. The statute of limitation has expired.

*** (OPEN) TRID - 10% tolerance violation - EV 2
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)).  Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions and increases: Title Deed prep, Title Lender Title, Mobile, Title Survey, Title Examination. The violation may be cured if documentation is provided showing the disclosure was delivered timely. The statute of limitation has expired.

*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the discount point was not accepted because the change was not disclosed within 3-business days. The change occurred on 10/3/2019; however, the disclosure was not issued until 10/XX/19.  A cost to cure in the amount of $30 is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). The transaction is the purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 11/XX/2019 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 11/XX/2019. If disclosure was delivered electronically, the E-consent is required as well. The statute of limitation has expired.
2EGAS2CKVYW	XX	XX	XX	SD 2023-1 - Compliance	3	2	1	1	3	1	1	2	*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the discount points on CD 5/XX/19 was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $1290 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided timely to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.

*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer  at least 3-business days prior to the consummation date, 5/XX/19. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR  1002.14(a)(1))

*** (CURED) Missing TRID RESPA Disclosures - EV R
																	COMMENT: The property is located in a special flood hazard area and the Flood Hazard Notice is missing.
2FGU1BBZWJP	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
2IGHQF0JFLM	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
PVALK2XUTSM	XX	XX	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) TRID - SPL missing - EV 2
COMMENT:   The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The CD provided was issued 7/XX/21 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 7/XX/21. If disclosure was delivered electronically, the E-consent is required as well. The transaction is the purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) TRID- Initial LE timing fail - EV 2
																COMMENT: The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer. The transaction is the purchase of a primary residence. The statute of limitation has expired.
T55NPNCWG0T	XX	XX	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) and the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)). Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely. The statute of limitation has expired.

*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The increase to and addition of the following fees on 12/3/2018 were not accepted because reason was not provided: Processing Fee (increased 12/3/2018), Appraisal Fee (increased 12/3/2018), Transfer Tax (increased 12/3/2018), Administration Fee (added 12/3/2018). A cost to cure in the amount of $399.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.

*** (OPEN) TRID- Initial LE timing fail - EV 2
COMMENT:   The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on 11/XX/2018 was not disclosed within 3 days of the application date, 11/XX/2018. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure. The statute of limitation has expired.

*** (OPEN) TRID- SPL late - EV 2
																COMMENT: The Service Provider List issued on 11/XX/2018 was not disclosed within 3 days of the application date, 11/XX/2018. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.
KFOXLVMC2QB	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
HIJJJOSRH54	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
AINZETZMXSH	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
WMK5AVMCZP0	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
XZGIOMUII1V	XX	XX	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																	COMMENT: There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely. If disclosure was received electronically, the Econsent is required as well.
5REA35MQ055	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
QV2UJM0WDF0	XX	XX	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) TRID - Zero tolerance violation - EV 2
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 11/XX/2018 was not accepted because a valid change of circumstance was not provided: Transfer Taxes. A cost to cure in the amount of $3,388.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired
GMPGIOS10ZM	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
PIGIP1O0ZLP	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
TI0OQ1LTNAT	XX	XX	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the Appraisal Re-Inspection on LE issued 11/XX/2019 was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $150 is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.	*** (CURED) Missing TRID RESPA Disclosures - EV R
																	COMMENT: The initial 1003 is missing. Unable to determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure.
FHHRTWVKGOX	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
ARHALYAVKD0	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
KHMWX1F5LAP	XX	XX	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
																COMMENT: The CD issued on 12/XX/2020 is incomplete. Pages 2-5 are missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the missing pages. The statute of limitation has expired.
PUERQPWJ3DQ	XX	XX	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
CIDJD2CKWW1	XX	XX	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																COMMENT: The initial CD is missing from the loan file. The only CD provided was issued 8/XX/2019 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 8/XX/2019. If disclosure was delivered electronically, the E-consent is required as well. The statute of limitation has expired.